INITIAL PUBLIC OFFERING (Details Narrative)) - $ / shares	Sep. 30, 2023	Dec. 31, 2022
Warrants Exercise Price	$ 0.01	$ 0.01
AmericanAcquistionOpportunity [Member]
Initial Public Offering	10,000,000	10,000,000
Purchase Price Per Share	$ 10.00	$ 10.00
Warrants Exercise Price	$ 11.50	$ 11.50